Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 13, 2012
Document And Entity Information
Entity Registrant Name	Pacific Ethanol, Inc.
Entity Central Index Key	0000778164
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		144,672,406
Document Fiscal Year Focus	2012